STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock options

Stock option activity for the period ended June 30, 2019 is as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2018	100,000,000	$0.0094	$940,000
Granted	3,500,000	0.0080	34,000
Exercised	(3,916,667)	(0.0060)	(23,500)
Forfeitures	(17,083,333)	(0.0076)	(130,500)
Outstanding as of June 30, 2019	82,500,000	$0.0099	$820,000

The following table summarizes information about stock options outstanding and exercisable at June 30, 2019:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercisable	Exercisable	Exercisable
$0.006	12,000,000	3.36	$0.006	6,000,000	$0.006
0.007	10,000,000	3.50	0.007	5,000,000	0.007
.008-.009	2,500,000	1.55	.008-.009	1,375,000	0.008
0.010	20,000,000	3.36	0.010	14,916,667	0.010
0.012	38,000,000	4.00	0.012	9,500,000	0.012
	82,500,000	3.87	$0.010	36,791,667	$0.009

The stock option grants were valued using the following assumptions:

0%
1-5 Years
70-200%
0.78-2.6%

		Weighted Average
	Options	Exercise Price	$
Outstanding as of December 31, 2016	12,010,000	$0.010	$120,500
Granted	44,000,000	0.006	280,000
Exercised	-	-	-
Forfeitures	(10,000)	(0.050)	(500)
Outstanding as of December 31, 2017	56,000,000	0.007	400,000
Granted	45,000,000	0.013	596,000
Exercised	(1,000,000)	0.006	(6,000)
Forfeitures	-	-	-
Outstanding as of December 31, 2018	100,000,000	$0.010	$990,000

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
$0.006	31,000,000	3.75	$0.006	18,333,333	$0.006
0.007	10,000,000	3.75	0.007	4,166,667	0.007
0.009	2,000,000	1.50	0.009	1,000,000	0.009
0.010	12,000,000	0.88	0.010	12,000,000	0.010
0.012	38,000,000	4.75	0.012	3,166,667	0.012
0.020	7,000,000	4.39	0.020	1,416,667	0.020
	100,000,000	3.79	$0.010	$40,083,333	0.008

Assumptions
Assumptions
Dividend yield	0%
Expected life	2 Years
Expected volatility	140%
Risk free interest rate	0.02%